Segment information - Product Sales (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) customer	Dec. 31, 2018 USD ($) customer	Dec. 31, 2017 USD ($) customer
Disclosure of geographical location
Product Sales	$ 23,565	$ 21,049	$ 20,152
Number of transactions with wholesaler | customer	1	1	0
Customer one
Disclosure of geographical location
Product Sales	$ 3,078	$ 2,704
UK
Disclosure of geographical location
Product Sales	458	469	$ 489
Europe
Disclosure of geographical location
Product Sales	3,891	4,388	4,712
The Americas
Disclosure of geographical location
Product Sales	9,032	8,177	7,467
Asia, Africa And Australasia
Disclosure of geographical location
Product Sales	$ 10,184	$ 8,015	$ 7,484